Debt - Letters of Credit (Details) - Credit Agreement - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Letters of credit outstanding	$ 36,498	$ 36,480
Revolving Credit Facility
Debt Instrument [Line Items]
Letters of credit outstanding	$ 3,056	$ 3,039